Accrued Expenses and Other Current Liabilities (Details) - Schedule of accrued expenses and other current liabilities - CNY (¥) ¥ in Thousands	Jun. 30, 2021	Dec. 31, 2020		Dec. 31, 2019
Schedule of accrued expenses and other current liabilities [Abstract]
Penalty payable	¥ 42,914	¥ 48,021	[1]	¥ 13,282	[1]
Refundable deposits from members, current	54,077	54,999		80,935
Payable for investments and acquisitions		32,688		41,688
Payable to former shareholders of acquirees		13,782		13,782
Accrued payroll	10,983	19,062		26,719
VAT payable		15,142		8,022
Other taxes payable		3,419		3,448
Interests payable		118		13,651
Others		21,735		39,826
Third-party loans	33,023	53,192	[2]	34,366	[2]
Amounts reimbursable to employees		1,839		858
Total	¥ 215,656	¥ 263,997		¥ 276,577

[1]	This item represents penalty for early termination of lease and overdue rent.
[2]	This item represents loans borrowed from third party individuals or companies which need to repay within one year with annual interest rate from 4.85% to 20%.